Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	Related Party and Party in Interest Transactions
Participants of the Plan may elect to invest in Company Class B common stock within the Moog Inc. Common Stock Fund. Moog Inc. is the Plan Sponsor. Additionally, Plan investments include accounts with Empower Life & Annuity Insurance Company of New York which is affiliated with Empower Trust Company, LLC, the Plan trustee. Therefore, transactions with these investments represent party in interest transactions.